RELATED PARTY TRANSACTIONS - Summary of balances due from related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other receivables	$ (6,655)	$ (3,734)
Frontline
Related Party Transaction [Line Items]
Other receivables	(6,097)	(3,145)
Seatankers
Related Party Transaction [Line Items]
Other receivables	(579)	(528)
SFL Leases
Related Party Transaction [Line Items]
Other receivables	0	(82)
Credit loss allowance
Related Party Transaction [Line Items]
Other receivables	(21)	(21)
Related Party
Related Party Transaction [Line Items]
Other receivables	$ (6,655)	$ (3,734)